Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
Note 14 – Leases

As mentioned at note 2(F), from January 1, 2019, the Group implements IFRS 16, Leases. The Group's mainly leases are assets used for cell and switches sites, buildings and motor vehicles.

A.          Right-of-use Assets and Investment Property

	Cell and switches sites	Buildings	Motor vehicles	Total	Investment
	Right-of-use Assets				Property	Total
	NIS Millions
Cost
Balance as at January 1, 2019	626	153	23	802	24	826
Additions, changes in agreements and evaluation	135	24	30	189	-	189
Disposals	(24)	(1)	(5)	(30)	-	(30)
Balance as at December 31, 2019	737	176	48	961	24	985

Amortizations and losses from impairment
Balance as at January 1, 2019	-	-	-	-	-	-
Amortization	177	53	22	252	-	252
Changes in fair value of investment property	-	-	-	-	6	6
Disposals	(5)	(1)	(5)	(11)	-	(11)
Changes in agreements and other	(3)	(1)	(3)	(7)	-	(7)
Balance as at December 31, 2019	169	51	14	234	6	240

Balance as at January 1, 2019	626	153	23	802	24	826

Balance as at December 31, 2019	568	125	34	727	18	745

B.          Leases liabilities

	Cell and switches sites	Buildings	Motor vehicles	Total
	NIS Millions
Balance as at January 1, 2019	622	183	25	830
Additions, changes in agreements and evaluation	141	30	33	204
Disposals	(18)	-	(1)	(19)
Finance expenses for lease liabilities	19	4	1	24
Payments for leases	(193)	(65)	(22)	(280)
Balance as at December 31, 2019	571	152	36	759

Book Value
Current maturities of lease liabilities	148	61	17	226
Long-term lease liabilities	423	91	19	533
Balance as at December 31, 2019	571	152	36	759

C.          Options to extend the lease

Some leases of buildings contain an option to extend the lease that the Group based on the management estimate was not taken into account in the calculation of the lease liability. This estimate could increase the leases liability by approximately NIS 259 million (based on the last discount rate).